Provisions - Schedule of changes in defined benefit obligation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions [abstract]
Net defined benefit liability (asset), beginning balance	€ 422	€ 550
Current service cost	86	77
Actuarial losses/(gains)	(178)	(205)	€ 78
Net defined benefit liability (asset), ending balance	€ 330	€ 422	€ 550